Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

Rhinebeck Bank 401(k) Plan

Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

EIN: 14-1002430 Plan Number: 005

December 31, 2025

				Current
(a)	Identity of Issue (b)	Description of Investment (c)	Cost (d)	Value (e)

	Mutual funds	Vanguard Growth Index Admiral Fund	N/R	$ 2,312,188
		Vanguard 500 Index Admiral Fund	N/R	2,125,103
		Janus Henderson Triton Fund	N/R	989,932
		Vanguard Sel Value Inv Fund	N/R	530,352
		Eaton Vance Small Mid Cap R6 Fund	N/R	453,751
		DFA U.S. Large Cap Value I Fund	N/R	385,276
		SEI Trust Allspring Spec Small Cap Value Fund	N/R	293,314
		DFA International Core Equity I Fund	N/R	266,817
		Fidelity Advisor International Growth Z Fund	N/R	248,047
		American Funds New World R6 Fund	N/R	229,623
		Cohen & Steers Re Est Sec Z Fund	N/R	227,610
		John Hancock Bond R6 Fund	N/R	215,730
		Victory Government SEC R6 Fund	N/R	212,723
		DFA International Value I Fund	N/R	110,488
		American Funds High-Income Trust R6 Fund	N/R	108,291
		PIMCO Income Instl Fund	N/R	96,418

*	Pooled separate accounts	Principal Mid Cap S&P 400 Index	N/R	506,558
*		Principal Small Cap S&P 600 Index	N/R	287,405

*	Collective trust funds	Principal Lifetime Hybrid 2030 CIT	N/R	4,362,560
*		Principal Lifetime Hybrid 2045 CIT	N/R	3,158,760
*		Principal Lifetime Hybrid 2050 CIT	N/R	2,782,504
*		Principal Lifetime Hybrid 2055 CIT	N/R	2,440,247
*		Principal Lifetime Hybrid 2035 CIT	N/R	2,120,480
*		Principal Lifetime Hybrid 2025 CIT	N/R	2,021,829
*		Principal Lifetime Hybrid 2040 CIT	N/R	1,675,115
*		Principal Lifetime Hybrid 2060 CIT	N/R	667,147
*		Principal Lifetime Hybrid 2020 CIT	N/R	322,784
*		Principal Lifetime Hybrid 2015 CIT	N/R	291,719
*		Principal Lifetime Hybrid 2065 CIT	N/R	284,876
*		Principal Lifetime Hybrid 2070 CIT	N/R	17,135
*		Principal Lifetime Hybrid Income CIT	N/R	2,566

*	Employer security	Rhinebeck Bancorp, Inc.	N/R	976,287

*	Guaranteed investment contract	Principal Fixed Income Guaranteed Option	N/R	2,258,350

*	Notes receivable from participants	Interest rates: 4.25%-9.50%		408,746

		Total		$ 33,390,731

*	A party in interest as defined by ERISA
	N/R - cost omitted for participant directed investments